Condensed Consolidated Statements of Operations- Thimble (Parenthetical)	Feb. 02, 2021 shares	Dec. 31, 2021 shares	Sep. 30, 2021 shares	Dec. 31, 2020 shares	Dec. 30, 2020 shares	Dec. 31, 2019 shares
Outstanding (in shares)			64,472,667	61,414,002
Common stock, issued (in shares)			11,798,521	11,066,936	15,553,235	14,859,315
Common stock, outstanding (in shares)			11,798,521	11,066,936		14,859,315
Thimble Point Acquisition Corp.
Outstanding (in shares)			27,600,000	0
Stock split effected	0.012
Thimble Point Acquisition Corp. | Founder Shares [Member]
Stock split effected	0.012
Common stock, issued (in shares)	6,900,000
Common stock, outstanding (in shares)	6,900,000
Common Class B [Member] | Thimble Point Acquisition Corp.
Outstanding (in shares)				900,000
Common stock, issued (in shares)		5,750,000	6,900,000	6,900,000
Common stock, outstanding (in shares)		5,750,000	6,900,000	6,900,000